Jul. 29, 2022
CM Commodity Index Fund
CM Commodity Index Fund
SUPPLEMENT DATED JULY 29, 2022
TO THE SUMMARY PROSPECTUS, PROSPECTUS and
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022
OF VANECK FUNDS

CM Commodity Index Fund
Class A: CMCAX / Class I: COMIX / Class Y: CMCYX

IMPORTANT NOTICE REGARDING CHANGES TO THE INDEX NAME, INDEX DESCRIPTION AND CALCULATION AGENT

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for VanEck Funds (the “Trust”) regarding CM Commodity Index Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.1115 or visiting the VanEck website at www.vaneck.com.

In connection with the renaming of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI”), effective immediately, all references in the Fund’s Summary Prospectus, Prospectus and SAI to the “UBS Bloomberg Constant Maturity Commodity Total Return Index” are deleted and replaced with the “UBS Constant Maturity Commodity Total Return Index.”[1]

Furthermore, in connection with the replacement of Bloomberg Finance L.P. by MerQube, Inc. as administrator and calculation agent of the CMCI, effective immediately, all references to Bloomberg Finance L.P. as the calculation agent of the CMCI are deleted and hereby replaced with MerQube, Inc. (“MerQube”).

Additionally, on July 18, 2022, MerQube announced a methodology change to the funding reference rate for the CMCI resulting in replacing the 13-week U.S. Treasury Bill Rate with the Secured Overnight Funding Rate (SOFR). Accordingly, effective immediately, all references to the fixed income component of the CMCI shall be deleted and hereby replaced with: “the fixed income return reflecting the SOFR-based interest earned on a hypothetical portfolio theoretically deposited as full collateral for the notional exposure of hypothetical positions in the futures contracts comprising the Index.”

As a result of the aforementioned changes, the following additional changes are implemented effective immediately:

The “Index Tracking and Data Risk” risk factor under Principal Risks in the Summary Prospectus and Prospectus is deleted and hereby replaced with the following:
Index Tracking and Data Risk. The Fund’s return may not match the return of the CMCI for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the CMCI and incurs costs associated with investing in commodity-linked derivative instruments that provide economic exposure to the CMCI, which are not factored into the return of the Index. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value (“NAV”). Additionally, while the CMCI’s funding reference rate is the SOFR, the Fund may instead invest in Fixed Income Instruments such as U.S. Treasury Bills which may result in differences in performance between the CMCI and the Fund. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology or the transmission of such information to the Adviser may occur from time to time and may not be identified and corrected by the Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

The below footnote is hereby inserted to correspond to the CMCI line item in the “Average Annual Total Returns as of 12/31/2021” table in the Performance section of the Summary Prospectus and the Prospectus:

[2] Performance of the CMCI prior to July 18, 2022 reflects the CMCI’s previous index     methodology which had a different funding reference rate than the current index methodology.

Please retain this supplement for future reference.